Segmented information	12 Months Ended
Sep. 30, 2025
Segmented information
Segmented information

24.Segmented information

The Company’s Chairman has been identified as the chief operating decision maker. The Chairman evaluates the performance of DEFSEC and allocates resources based on the information provided by the Company’s internal management system at a consolidated level. The Company has determined that there is only one operating segment.

At September 30, 2025, we had no right-of-use assets (2024 – one for $49,563), inventory of $nil (2024 - $153,087), and equipment $nil (2024 - $76,222,) in the United States while all other property and equipment are located in Canada.